Cover	Nov. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2025
Entity File Number	001-38758
Entity Registrant Name	Lunai Bioworks, Inc.
Entity Central Index Key	0001527728
Entity Tax Identification Number	45-2259340
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3400 Cottage Way
Entity Address, Address Line Two	Suite G2 # 32562
Entity Address, City or Town	Sacramento
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(424)
Local Phone Number	222-9301
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.0001 per share
Trading Symbol	LNAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false